PATENT RIGHTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 10, 2010
Accounting Policies [Abstract]
Accrued rights fees		$ 50,000
Accrued common stock shares		8,250,000
Common stock shares value		6,600
Fee paid related to patent	$ 8,000